Income Taxes - Components of Effective Tax Rate on Income (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax provision computed at the federal statutory income tax rate						$ 61,781	$ 42,571	$ 32,494
State and local income taxes, net of federal tax benefits						1,329	505	664
Tax effect of Regulatory Penalty	[1]					12	871
Valuation allowance							(457)	470
Other						1,706	104	339
Total provision for income taxes		$ 6,562	$ 17,205	$ 21,872	$ 39,416	$ 64,828	$ 43,594	$ 33,967
Effective tax rate						36.70%	35.80%	36.60%

[1]	Represents the tax effect of the $2.5 million CFPB penalty paid in 2013, which is nondeductible for tax purposes, in connection with the Regulatory Penalty. See Note 11 for further information.